United States
Securities And Exchange Commission
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number     811-03541
Asset Management Fund
(Exact name of registrant as specified in charter)
230 West Monroe Street, Chicago, IL 60606

(Address of principal executive offices)               (Zip code)
Beacon Hill Fund Services, Inc., 4041 North High Street, Suite 402, Columbus, Ohio 43214

(Name and address of agent for service)
Registrant’s telephone number, including area code: (800) 527-3713
Date of fiscal year end:     10/31
Date of reporting period:     4/30/11
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0102. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

ASSET MANAGEMENT FUND
230 West Monroe Street
Chicago, IL 60606

ASSET MANAGEMENT FUND

Managed by:
Shay Assets Management, Inc.

SEMI-ANNUAL REPORT
April 30, 2011

ASSET MANAGEMENT FUND
MONEY MARKET FUND
STATEMENT OF NET ASSETS
April 30, 2011 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value

INVESTMENT COMPANIES	0.0%
Northern Institutional Treasury Portfolio		263	$263

TOTAL INVESTMENT COMPANIES			263

	Percentage
	of Net	Principal
	Assets	Amount	Value

REPURCHASE AGREEMENTS	100.0%
Bank of America, 0.03%, (Agreement dated 4/29/11 to be repurchased at $17,168,043 on 5/2/11. Collateralized by Fixed Rate U.S. Government Mortgage-Backed Securities, 4.50% - 7.00%, with a value of 17,511,360, due at 3/15/31 - 3/15/39)		$17,168,000	$17,168,000

TOTAL REPURCHASE AGREEMENTS			17,168,000

TOTAL INVESTMENTS (Cost $17,168,263)(a)	100.0%		17,168,263
NET OTHER ASSETS (LIABILITIES)	0.0%		(4,023)

Net Assets applicable to 17,178,511 Shares of Common Stock issued and outstanding	100.0%		$17,164,240

Net Asset Value, offering and redemption price per share ($17,164,240 ÷ 17,178,511 Shares)			$1.00

(a)	Represents cost for financial reporting purposes.

See notes to financial statements.

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND
STATEMENT OF NET ASSETS
April 30, 2011 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value

ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	57.4%
1 Yr. Constant Maturity Treasury Based ARMS	43.0%
Fannie Mae
2.67%		7/1/28	$2,335,973	$2,441,262
2.30%		8/1/29	2,000,673	2,069,328
3.42%		3/1/30	258,303	269,772
2.53%		1/1/32	3,365,822	3,494,222
2.49%		5/1/33	1,060,944	1,110,947
2.61%		9/1/33	3,103,422	3,237,217
2.61%		1/1/35	6,131,828	6,443,301
2.50%		1/1/35	7,941,678	8,322,783
3.24%		9/1/36	28,625,655	30,154,236
2.88%		6/1/37	21,175,520	22,337,252
3.38%		1/1/38	4,392,698	4,609,183
4.26%		9/1/38	23,991,735	25,192,473
2.73%		9/1/38	10,377,175	10,913,291
3.57%		5/25/42	6,419,445	6,548,097
Fannie Mae Grantor Trust
4.09%		5/25/42	8,460,902	8,712,588
3.79%		8/25/43	12,258,394	12,716,171
Fannie Mae Whole Loan
4.40%		8/25/42	3,516,021	3,789,814
4.10%		8/25/42	11,547,515	12,177,109
3.71%		4/25/45	18,603,489	19,101,280
FHLMC Structured Pass-Through Securities
3.96%		3/25/44	2,498,180	2,474,243
Freddie Mac
3.64%		10/1/22	865,383	893,662
2.43%		9/1/27	1,275,930	1,319,392
2.43%		9/1/28	8,665,205	8,999,310
2.43%		9/1/30	805,727	829,455
2.53%		7/1/31	4,858,032	5,023,419

				203,179,807

6 Mo. Certificate of Deposit Based ARMS	0.8%
Fannie Mae
1.46%		6/1/21	1,077,501	1,080,125
2.08%		12/1/24	1,813,606	1,840,670
See notes to financial statements.

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND (continued)
STATEMENT OF NET ASSETS
April 30, 2011 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value

Freddie Mac
2.15%		1/1/26	$701,981	$714,281

				3,635,076

6 Mo. London Interbank Offering Rate (LIBOR)	3.1%
Fannie Mae
1.78%		9/1/27	3,237,567	3,307,129
1.72%		3/1/28	2,894,514	2,952,109
2.21%		6/1/28	414,016	429,674
1.70%		9/1/33	1,364,240	1,390,709
1.74%		11/1/33	2,339,853	2,388,464
1.79%		11/1/33	1,126,919	1,153,153
Freddie Mac
2.60%		9/1/30	2,925,348	3,085,356

				14,706,594

Cost of Funds Index Based ARMS	8.7%
Fannie Mae
3.80%		2/1/28	14,211,858	15,065,208
2.76%		8/1/33	8,423,906	8,756,305
3.02%		11/1/36	9,466,585	9,950,309
2.73%		6/1/38	7,018,254	7,301,026

				41,072,848

HYBRID ARMS	1.8%
Freddie Mac
5.75%		11/1/36	8,315,676	8,801,761

TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				271,396,086

FIXED RATE MORTGAGE-RELATED SECURITIES	35.1%
15 Yr. Securities	0.9%
Freddie Mac
4.00%		12/1/25	3,915,308	4,065,213

30 Yr. Securities	7.6%
Fannie Mae
6.00%		5/1/39	29,354,373	32,319,223
See notes to financial statements.

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND (continued)
STATEMENT OF NET ASSETS
April 30, 2011 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value

Freddie Mac
4.00%		8/1/33	$3,558,566	$3,580,444

				35,899,667

Collateralized Mortgage Obligations	26.6%
Fannie Mae
5.00%		2/25/18	6,089,816	6,528,751
4.00%		2/25/23	9,799,591	10,225,221
4.00%		10/25/23	3,953,672	4,122,617
5.00%		3/25/24	7,683,896	8,280,125
5.50%		8/25/27	154,848	154,466
5.50%		9/25/34	11,462,010	11,932,606
Freddie Mac
5.38%		9/15/11	6,717,424	6,811,433
4.50%		12/15/13	3,412,707	3,453,347
5.00%		7/15/32	14,107,924	14,533,768
5.50%		2/15/33	14,562,016	15,385,948
Government National Mortgage Association
4.49%		10/16/25	2,637,316	2,689,486
4.77%		8/16/27	20,024,132	20,651,749
5.08%		1/16/30	1,052,991	1,102,363
5.00%		8/20/35	12,336,170	12,892,404
4.50%		11/20/36	7,088,632	7,231,767

				125,996,051

TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				165,960,931

U.S. GOVERNMENT AGENCIES	3.5%
FDIC Structured Sale Guaranteed Notes
1.06%(a)		10/25/11	2,000,000	1,995,380
1.68%(a)		1/7/13	2,500,000	2,452,850
3.00%(a)		9/30/19	2,565,054	2,580,491

				7,028,721

FDIC Trust
2.18%(a)		5/25/50	9,488,716	9,476,276

TOTAL U.S. GOVERNMENT AGENCIES				16,504,997

See notes to financial statements.

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND (concluded)
STATEMENT OF NET ASSETS
April 30, 2011 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value

U.S. GOVERNMENT OBLIGATIONS	1.5%
U.S. Treasury Note
0.75%		3/31/13	$7,000,000	$7,023,520

TOTAL U.S. GOVERNMENT OBLIGATIONS				7,023,520

	Percentage
	of Net
	Assets		Shares	Value

INVESTMENT COMPANIES	0.0%
Northern Institutional Treasury Portfolio			184	$184

TOTAL INVESTMENT COMPANIES				184

	Percentage
	of Net		Principal
	Assets		Amount	Value

REPURCHASE AGREEMENTS	2.4%
Bank of America, 0.03%, (Agreement dated 4/29/11 to be repurchased at $11,447,029 on 5/2/11. Collateralized by Fixed Rate U.S. Government Mortgage-Backed Securities, 4.50%, with a value of $11,675,941 due at 3/20/31 -3/15/39)			$11,447,000	$11,447,000

TOTAL REPURCHASE AGREEMENTS				11,447,000

TOTAL INVESTMENTS (Cost $463,867,214)(b)	99.9%			472,332,718
NET OTHER ASSETS (LIABILITIES)	0.1%			497,173

Net Assets applicable to 63,811,760 Shares of Common Stock issued and outstanding	100.0%			$472,829,891

Net Asset Value, offering and redemption price per share ($472,829,891 ÷ 63,811,760 Shares)				$7.41

*	The rates presented are the rates in effect at April 30, 2011.
(a)	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

(b)	Represents cost for financial reporting purposes.

FHLMC – Federal Home Loan Mortgage Corporation

See notes to financial statements.

ASSET MANAGEMENT FUND
ULTRA SHORT FUND
STATEMENT OF NET ASSETS
April 30, 2011 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value

ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	93.4%
1 Yr. Constant Maturity Treasury Based ARMS	91.6%
Fannie Mae
2.46%		10/1/28	$176,696	$184,301
2.87%		12/1/30	479,360	506,283
2.53%		1/1/32	1,515,454	1,573,265
2.45%		7/1/33	678,405	704,197
3.38%		1/1/38	1,406,991	1,476,332
4.26%		9/1/38	1,043,240	1,095,451
Freddie Mac
2.54%		11/1/28	170,986	178,949
3.03%		1/1/29	621,434	658,312
2.47%		7/1/30	495,086	514,057
2.56%		9/1/30	83,419	87,291
2.69%		8/1/31	1,049,838	1,096,538

				8,074,976

Cost of Funds Index Based ARMS	1.8%
Regal Trust IV
2.98%(a)(b)		9/29/31	124,306	112,784
Ryland Mortgage Securities Corp.
3.44%		10/25/23	45,237	43,974

				156,758

TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				8,231,734

	Percentage
	of Net
	Assets		Shares	Value

INVESTMENT COMPANIES	6.1%
Northern Institutional Treasury Portfolio			538,573	$538,573

TOTAL INVESTMENT COMPANIES				538,573

TOTAL INVESTMENTS (Cost $8,674,414)(c)	99.5%			8,770,307
OTHER NET ASSETS (LIABILITIES)	0.5%			42,067

Net Assets applicable to 1,725,525 Shares of Common Stock issued and outstanding	100.0%			$8,812,374

Net Asset Value, offering and redemption price per share ($8,812,374 ÷ 1,725,525 Shares)				$5.11

ASSET MANAGEMENT FUND
ULTRA SHORT FUND (concluded)
STATEMENT OF NET ASSETS
April 30, 2011 (Unaudited)

*	The rates presented are the rates in effect at April 30, 2011.

(a)	Security has been deemed illiquid.

(b)	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

(c)	Represents cost for financial reporting purposes.
See notes to financial statements.

ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND
STATEMENT OF NET ASSETS
April 30, 2011 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value

ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	54.6%
1 Yr. Constant Maturity Treasury Based ARMS	54.6%
Fannie Mae
2.82%		5/1/31	$596,464	$627,681
2.53%		1/1/32	2,132,894	2,214,260
2.61%		1/1/35	524,443	551,082
3.24%		9/1/36	784,265	826,143
3.38%		1/1/38	1,808,989	1,898,141
4.26%		9/1/38	1,869,137	1,962,684
Fannie Mae Grantor Trust
4.09%		5/25/42	957,752	986,243
3.79%		8/25/43	2,393,845	2,483,240
Freddie Mac
2.54%		3/1/27	347,220	361,355
2.69%		8/1/31	1,553,810	1,622,928

				13,533,757

TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				13,533,757

FIXED RATE MORTGAGE-RELATED SECURITIES	33.2%
15 Yr. Securities	2.1%
Fannie Mae
2.50%		2/1/26	497,553	482,425
Freddie Mac
8.00%		12/17/15	20,782	21,907

				504,332

Collateralized Mortgage Obligations	31.1%
Fannie Mae
4.00%		2/25/23	1,711,210	1,785,534
Freddie Mac
4.50%		4/15/19	2,918,904	3,111,124
Government National Mortgage Association
4.77%		8/16/27	870,614	897,902
3.73%		6/16/31	1,039,163	1,073,558
4.50%		11/20/36	825,139	841,800

				7,709,918

TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				8,214,250

See notes to financial statements.

ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND (concluded)
STATEMENT OF NET ASSETS
April 30, 2011 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value

U.S. GOVERNMENT AGENCIES	2.0%
FDIC Structured Sale Guaranteed Notes
1.68%(a)		1/7/13	$500,000	$490,570

TOTAL U.S. GOVERNMENT AGENCIES				490,570

U.S. GOVERNMENT OBLIGATIONS	8.1%
U.S. Treasury Note
0.75%		3/31/13	2,000,000	2,006,720

TOTAL U.S. GOVERNMENT OBLIGATIONS				2,006,720

	Percentage
	of Net
	Assets		Shares	Value

INVESTMENT COMPANIES	2.0%
Northern Institutional Treasury Portfolio			494,883	$494,883

TOTAL INVESTMENT COMPANIES				494,883

TOTAL INVESTMENTS (Cost $24,317,551)(b)	99.9%			24,740,180
NET OTHER ASSETS (LIABILITIES)	0.1%			24,945

Net Assets applicable to 2,666,766 Shares of Common Stock issued and outstanding	100.0%			$24,765,125

Net Asset Value, offering and redemption price per share ($24,765,125 ÷ 2,666,766 Shares)				$9.29

*	The rates presented are the rates in effect at April 30, 2011.

(a)	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

(b)	Represents cost for financial reporting purposes.

See notes to financial statements.

ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND
STATEMENT OF NET ASSETS
April 30, 2011 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value

ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	21.5%
1 Yr. Constant Maturity Treasury Based ARMS	21.5%
Fannie Mae
2.97%		7/1/37	$2,084,395	$2,197,913
3.38%		1/1/38	1,808,989	1,898,141
4.26%		9/1/38	1,434,454	1,506,246

				5,602,300

TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				5,602,300

FIXED RATE MORTGAGE-RELATED SECURITIES	63.7%
15 Yr. Securities	31.3%
Fannie Mae
7.00%		3/1/15	51,852	55,310
7.00%		3/1/15	45,974	48,982
7.00%		3/1/15	93,693	99,941
7.50%		11/1/15	78,438	84,901
6.50%		1/1/16	71,489	76,310
6.00%		6/1/16	224,521	245,272
6.00%		7/1/17	261,650	285,832
6.00%		7/1/17	127,019	138,759
2.50%		2/1/26	746,330	723,637
Freddie Mac
6.00%		6/1/17	276,324	300,858
4.00%		12/1/25	5,872,962	6,097,820

				8,157,622

30 Yr. Securities	12.8%
Freddie Mac
4.00%		8/1/33	3,332,964	3,353,455

Collateralized Mortgage Obligations	19.6%
Fannie Mae
4.00%		2/25/23	2,132,576	2,225,201
4.00%		10/25/32	934,806	974,608
5.00%		9/25/35	57,747	57,666
Government National Mortgage Association
4.77%		8/16/27	870,614	897,902
4.50%		11/20/36	937,596	956,528

				5,111,905

TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				16,622,982

See notes to financial statements.

ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND (concluded)
STATEMENT OF NET ASSETS
April 30, 2011 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value

U.S. GOVERNMENT AGENCIES	9.1%
FDIC Structured Sale Guaranteed Notes
3.00%(a)		9/30/19	$320,632	$322,561
FDIC Trust
2.18%(a)		5/25/50	2,062,764	2,060,060

				2,382,621

TOTAL U.S. GOVERNMENT AGENCIES				2,382,621

U.S. GOVERNMENT OBLIGATIONS	3.9%
U.S. Treasury Note
0.75%		3/31/13	1,000,000	1,003,360

TOTAL U.S. GOVERNMENT OBLIGATIONS				1,003,360

	Percentage
	of Net
	Assets		Shares	Value

INVESTMENT COMPANIES	1.8%
Northern Institutional Treasury Portfolio			480,410	$480,410

TOTAL INVESTMENT COMPANIES				480,410

TOTAL INVESTMENTS (Cost $25,889,942)(b)	100.0%			26,091,673
NET OTHER ASSETS (LIABILITIES)	0.0%			7,403

Net Assets applicable to 5,893,724 Shares of Common Stock issued and outstanding	100.0%			$26,099,076

Net Asset Value, offering and redemption price per share ($26,099,076 ÷ 5,893,724 Shares)				$4.43

*	The rates presented are the rates in effect at April 30, 2011.

(a)	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

(b)	Represents cost for financial reporting purposes.

See notes to financial statements.

ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE FUND
STATEMENT OF NET ASSETS
April 30, 2011 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value

ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	51.7%
1 Yr. Constant Maturity Treasury Based ARMS	37.1%
Fannie Mae
2.97%		7/1/37	$3,254,768	$3,432,026
3.38%		1/1/38	2,612,984	2,741,760
4.26%		9/1/38	2,086,479	2,190,903

				8,364,689

HYBRID ARMS	4.4%
Freddie Mac
5.75%		11/1/36	933,265	987,818

MONTHLY London Interbank Offering Rate (LIBOR) Collateralized Mortgage Obligations	10.2%
Fannie Mae
0.63%		2/25/37	2,329,226	2,309,922

TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				11,662,429

FIXED RATE MORTGAGE-RELATED SECURITIES	41.4%
15 Yr. Securities	3.5%
Fannie Mae
7.00%		3/1/15	63,238	67,375
2.50%		2/1/26	746,330	723,637

				791,012

30 Yr. Securities	3.8%
Fannie Mae
5.00%		3/1/38	463,017	489,261
Government National Mortgage Association
7.50%		2/15/24	84,586	96,546
7.00%		4/15/27	100,160	114,587
6.00%		1/15/29	153,484	170,438

				870,832

Collateralized Mortgage Obligations	34.1%
Fannie Mae
4.00%		1/25/33	102,046	106,069
5.50%		12/25/36	3,138,481	3,397,861
See notes to financial statements.

ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE FUND (concluded)
STATEMENT OF NET ASSETS
April 30, 2011 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value

Freddie Mac
4.50%		4/15/19	$2,928,712	$3,121,578
4.00%		3/15/33	152,472	157,505
Government National Mortgage Association
4.77%		8/16/27	873,605	900,987

				7,684,000

TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				9,345,844

U.S. GOVERNMENT AGENCIES	5.1%
FDIC Structured Sale Guaranteed Notes
3.00%(a)		9/30/19	320,632	322,561
FDIC Trust
2.18%(a)		5/25/50	825,106	824,024

				1,146,585

TOTAL U.S. GOVERNMENT AGENCIES				1,146,585

	Percentage
	of Net
	Assets		Shares	Value

INVESTMENT COMPANIES	1.6%
Northern Institutional Treasury Portfolio			362,420	$362,420

TOTAL INVESTMENT COMPANIES				362,420

TOTAL INVESTMENTS (Cost $21,924,158)(b)	99.8%			22,517,278

NET OTHER ASSETS (LIABILITIES)	0.2%			38,731

Net Assets applicable to 2,593,658 Shares of Common Stock issued and outstanding	100.0%			$22,556,009

Net Asset Value, offering and redemption price per share ($22,556,009 ÷ 2,593,658 Shares)				$8.70

*	The rates presented are the rates in effect at April 30, 2011.

(a)	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

(b)	Represents cost for financial reporting purposes.

See notes to financial statements.

ASSET MANAGEMENT FUND
LARGE CAP EQUITY FUND
STATEMENT OF NET ASSETS
April 30, 2011 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value

COMMON STOCKS	96.5%
Aerospace & Defense	6.7%
General Dynamics Corp.		28,000	$2,038,960
United Technologies Corp.		40,000	3,583,200

			5,622,160

Air Freight & Logistics	2.7%
United Parcel Service, Inc.		30,000	2,249,100

Beverages	8.9%
Coca-Cola Co.		55,000	3,710,300
PepsiCo, Inc.		55,000	3,788,950

			7,499,250

Chemicals	2.0%
Praxair, Inc.		16,000	1,702,720

Commercial Banks	3.5%
Wells Fargo & Co.		100,000	2,911,000

Communications Equipment	2.1%
Cisco Systems, Inc.		100,000	1,756,000

Computers & Peripherals	4.5%
International Business Machines Corp.		22,000	3,752,760

Diversified Financial Services	3.2%
American Express Co.		55,000	2,699,400

Food - General	2.1%
General Mills, Inc.		45,000	1,736,100

Food & Staples Retailing	6.6%
Sysco Corp.		60,000	1,734,600
Wal-Mart Stores, Inc.		70,000	3,848,600

			5,583,200

Health Care Equipment & Supplies	6.0%
Becton, Dickinson & Co.		30,000	2,578,200
Medtronic, Inc.		60,000	2,505,000

			5,083,200

Hotels, Restaurants & Leisure	4.2%
McDonald’s Corp.		45,000	3,523,950

Household Products	4.6%
Procter & Gamble		60,000	3,894,000

See notes to financial statements.

ASSET MANAGEMENT FUND
LARGE CAP EQUITY FUND (concluded)
STATEMENT OF NET ASSETS
April 30, 2011 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value

Industrial Conglomerates	7.1%
3M Company		30,000	$2,916,300
General Electric Co.		150,000	3,067,500

			5,983,800

Insurance	4.2%
Berkshire Hathaway, Inc.(a)		28	3,493,000

IT Services	2.3%
Automatic Data Processing		35,000	1,902,250

Oil & Gas Consumable Fuels	8.4%
Chevron Corp.		30,000	3,283,200
Exxon Mobil Corp.		43,000	3,784,000

			7,067,200

Pharmaceuticals	8.7%
Abbott Laboratories		65,000	3,382,600
Johnson & Johnson		60,000	3,943,200

			7,325,800

Retail	2.5%
TJX Companies		40,000	2,144,800

Software	4.0%
Microsoft Corp.		130,000	3,382,600

Specialty Retail	2.2%
Home Depot		50,000	1,857,000

TOTAL COMMON STOCKS			81,169,290

INVESTMENT COMPANIES	3.5%
Northern Institutional Treasury Portfolio		2,955,048	2,955,048

TOTAL INVESTMENT COMPANIES			2,955,048

TOTAL INVESTMENTS (Cost $58,715,991)(b)	100.0%		84,124,338

NET OTHER ASSETS (LIABILITIES)	0.0%		16,035

Net Assets applicable to 9,559,450 Shares of Common Stock issued and outstanding	100.0%		$84,140,373

Net Asset Value, Class AMF offering and redemption price per share ($80,592,344 ÷ 9,156,342 Shares)			$8.80

Net Asset Value, Class H offering and redemption price per share ($3,548,029 ÷ 403,108 Shares)			$8.80

(a)	Non-income producing security.

(b)	Represents cost for financial reporting purposes.

See notes to financial statements.

ASSET MANAGEMENT FUND
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2011 (Unaudited)

		Ultra		Short		U.S.	Large
	Money	Short	Ultra	U.S.	Intermediate	Government	Cap
	Market	Mortgage	Short	Government	Mortgage	Mortgage	Equity
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

INVESTMENT INCOME:
Interest income	$13,285	$6,634,565	$99,974	$316,336	$387,963	$310,358	$953
Dividend income	—	—	—	—	—	—	1,050,028

Total investment income	13,285	6,634,565	99,974	316,336	387,963	310,358	1,050,981

Operating expenses:
Investment advisory	13,582	1,230,170	25,563	31,011	46,584	27,997	289,193
Distribution — Class AMF Shares	—	—	—	—	—	—	107,261
Distribution — Class I Shares	13,582	683,424	14,202	18,607	19,965	16,798	—
Administration	8,493	249,756	5,175	11,210	11,981	10,144	40,323
Legal	3,334	90,823	1,919	4,425	4,675	4,104	16,310
Trustees	2,686	80,678	1,654	3,563	3,820	3,176	12,405
Other	18,594	315,091	9,504	12,803	17,930	14,360	85,567

Total expenses before fee reductions	60,271	2,649,942	58,017	81,619	104,955	76,579	551,059

Expenses reduced by Investment Adviser	(44,882)	(546,746)	(11,362)	—	(13,310)	—	—
Expenses reduced by Distributor	(9,055)	(273,368)	(5,681)	—	—	—	(42,904)

Net expenses	6,334	1,829,828	40,974	81,619	91,645	76,579	508,155

Net investment income	6,951	4,804,737	59,000	234,717	296,318	233,779	542,826

REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT ACTIVITIES:
Realized gains (losses) from investment transactions	—	1,056,603	(2,402)	32,600	(335,195)	(103,544)	3,783,110
Change in unrealized appreciation (depreciation) on investments	—	(6,086,050)	(84,577)	(422,845)	(229,053)	(318,882)	5,299,534

Net realized and unrealized gains (losses) from investment activities	—	(5,029,447)	(86,979)	(390,245)	(564,248)	(422,426)	9,082,644

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$6,951	$(224,710)	$(27,979)	$(155,528)	$(267,930)	$(188,647)	$9,625,470

See notes to financial statements.

(This page intentionally left blank)

ASSET MANAGEMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Money Market Fund

	Six Months Ended	Year Ended
	April 30, 2011	October 31,
	(Unaudited)	2010

Increase (decrease) in net assets:
Operations:
Net investment income	$6,951	$18,930

Change in net assets resulting from operations	6,951	18,930

Dividends paid to stockholders:
From net investment income:
Class I Stockholders	(6,951)	(18,837)
Class D Stockholders	—	(93)

Total dividends paid to stockholders	(6,951)	(18,930)

Capital Transactions:
Class I Shares:
Proceeds from sale of shares	33,651,826	111,342,638
Value of shares issued to stockholders in reinvestment of dividends	6,402	17,242
Cost of shares repurchased	(35,797,107)	(113,398,431)
Class D Shares:
Proceeds from sale of shares	—	547,890
Value of shares issued to stockholders in reinvestment of dividends	—	89
Cost of shares repurchased	—	(1,549,226)

Change in net assets from capital transactions	(2,138,879)	(3,039,798)

Change in net assets	(2,138,879)	(3,039,798)
Net Assets:
Beginning of year	19,303,119	22,342,917

End of period	$17,164,240	$19,303,119

Accumulated net investment income (losses)	$—	$—

See notes to financial statements.

ASSET MANAGEMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Ultra Short Mortgage Fund		Ultra Short Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	April 30, 2011	October 31,	April 30, 2011	October 31,
	(Unaudited)	2010	(Unaudited)	2010

Increase (decrease) in net assets:
Operations:
Net investment income	$4,804,737	$24,844,502	$59,000	$957,798
Net realized gains (losses) from investment transactions	1,056,603	(287,155,424)	(2,402)	(19,988,019)
Change in unrealized appreciation (depreciation) on investments	(6,086,050)	310,257,569	(84,577)	18,608,697

Change in net assets resulting from operations	(224,710)	47,946,647	(27,979)	(421,524)

Dividends paid to stockholders:
From net investment income	(7,181,161)	(28,484,326)	(90,684)	(1,077,269)

Total dividends paid to stockholders	(7,181,161)	(28,484,326)	(90,684)	(1,077,269)

Capital Transactions:
Proceeds from sale of shares	10,001,145	—	—	—
Value of shares issued to stockholders in reinvestment of dividends	664,328	1,770,618	6,602	25,546
Value of shares redeemed	(212,544,936)	(230,862,089)	(5,471,587)	(5,245,409)

Change in net assets from capital transactions	(201,879,463)	(229,091,471)	(5,464,985)	(5,219,863)

Change in net assets	(209,285,334)	(209,629,150)	(5,583,648)	(6,718,656)
Net Assets:
Beginning of year	682,115,225	891,744,375	14,396,022	21,114,678

End of period	$472,829,891	$682,115,225	$8,812,374	$14,396,022

Accumulated undistributed net investment income (losses) (distributions in excess of income)	$(2,324,856)	$51,568	$(28,905)	$2,779

See notes to financial statements.

Short U.S. Government Fund		Intermediate Mortgage Fund		U.S. Government Mortgage Fund

Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
April 30, 2011	October 31,	April 30, 2011	October 31,	April 30, 2011	October 31,
(Unaudited)	2010	(Unaudited)	2010	(Unaudited)	2010

$234,717	$785,747	$296,318	$2,434,653	$233,779	$847,308

32,600	(5,085,539)	(335,195)	(38,832,643)	(103,544)	(4,836,822)

(422,845)	4,926,020	(229,053)	35,301,206	(318,882)	4,958,853

(155,528)	626,228	(267,930)	(1,096,784)	(188,647)	969,339

(279,133)	(867,842)	(346,668)	(2,499,209)	(283,211)	(847,537)

(279,133)	(867,842)	(346,668)	(2,499,209)	(283,211)	(847,537)

26	61,516	10,000	—	16,464	—

25,536	76,817	6,226	59,680	13,830	43,648

(832,230)	(10,520,608)	(2,890,015)	(7,985,626)	(25,167)	(1,769,483)

(806,668)	(10,382,275)	(2,873,789)	(7,925,946)	5,127	(1,725,835)

(1,241,329)	(10,623,889)	(3,488,387)	(11,521,939)	(466,731)	(1,604,033)

26,006,454	36,630,343	29,587,463	41,109,402	23,022,740	24,626,773

$24,765,125	$26,006,454	$26,099,076	$29,587,463	$22,556,009	$23,022,740

$(58,728)	$(14,312)	$(43,117)	$7,233	$(47,589)	$1,843

ASSET MANAGEMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Large Cap Equity Fund

	Six Months Ended	Year Ended
	April 30, 2011	October 31,
	(Unaudited)	2010

Increase (decrease) in net assets:
Operations:
Net investment income	$542,826	$1,042,688
Net realized gains from investment transactions	3,783,110	552,483
Change in unrealized appreciation (depreciation) on investments	5,299,534	9,313,253

Change in net assets resulting from operations	9,625,470	10,908,424

Dividends paid to stockholders:
From net investment income:
Class AMF Stockholders	(500,647)	(1,118,313)
Class H Stockholders	(21,836)	(43,869)

Total dividends paid to stockholders	(522,483)	(1,162,182)

Capital Transactions:
Class AMF Shares:
Proceeds from sale of shares	831,188	10,966,491
Value of shares issued to stockholders in reinvestment of dividends	359,085	802,483
Cost of shares repurchased	(17,742,515)	(9,505,526)
Class H Shares:
Proceeds from sale of shares	342,412	186,857
Value of shares issued to stockholders in reinvestment of dividends	21,836	43,772
Cost of shares repurchased	(80,353)	(187,145)

Change in net assets from capital transactions	(16,268,347)	2,306,932

Change in net assets	(7,165,360)	12,053,174
Net Assets:
Beginning of year	91,305,733	79,252,559

End of period	$84,140,373	$91,305,733

Accumulated net investment income	$43,258	$22,915

See notes to financial statements.

ASSET MANAGEMENT FUND
MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the period indicated.

	Six Months
	Ended		Year Ended October 31,
	April 30, 2011
	(Unaudited)		2010	2009	2008	2007		2006

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Income from investment operations:
Net investment income	0.0004		0.0009	0.0009	0.0250	0.0512		0.0465
Net realized losses from investments	—		—	—	—	—	(a)	—

Total from investment operations	0.0004		0.0009	0.0009	0.0250	0.0512		0.0465

Less distributions:
Dividends paid to stockholders:
From net investment income	(0.0004)		(0.0009)	(0.0009)	(0.0250)	(0.0512)		(0.0465)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Total return	0.04%	(b)	0.09%	0.09%	2.53%	5.24%		4.76%
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$17,164		$19,303	$21,342	$32,568	$131,720		$110,021
Ratio of expenses to average net assets	0.07%	(c)	0.06%	0.16%	0.20%	0.14%		0.18%
Ratio of net investment income to average net assets	0.08%	(c)	0.09%	0.09%	2.82%	5.12%		4.68%
Ratio of gross expenses to average net assets*	0.67%	(c)	0.51%	0.61%	0.43%	0.40%		0.43%

*	During the periods shown, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)	Net realized losses per share were less than $0.00005.
(b)	Not annualized.

(c)	Annualized.

See notes to financial statements.

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the period indicated.

	Six Months
	Ended		Year Ended October 31,
	April 30, 2011
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value, beginning of period	$7.50		$7.33	$7.72	$9.62	$9.68	$9.69

Income from investment operations:
Net investment income	0.0268		0.2054	0.3058	0.4290	0.5107	0.4216
Net realized and unrealized gains (losses) from investments	(0.0206)		0.2082	(0.3855)	(1.9116)	(0.0686)	0.0041

Total from investment operations	0.0062		0.4136	(0.0797)	(1.4826)	0.4421	0.4257

Less distributions:
Dividends paid to stockholders:
From net investment income	(0.0962)		(0.2436)	(0.3109)	(0.4174)	(0.5021)	(0.4357)

Change in net asset value	(0.09)		0.17	(0.39)	(1.90)	(0.06)	(0.01)

Net asset value, end of period	$7.41		$7.50	$7.33	$7.72	$9.62	$9.68

Total return	0.09%	(a)	5.75%	(0.88% )	(15.95% )	4.67%	4.49%
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$472,830		$682,115	$891,744	$1,044,580	$2,131,889	$2,292,373
Ratio of expenses to average net assets	0.67%	(b)	0.57%	0.60%	0.50%	0.46%	0.46%
Ratio of net investment income to average net assets	1.76%	(b)	2.88%	4.24%	4.71%	5.28%	4.35%

Ratio of gross expenses to average net assets*	0.97%	(b)	0.87%	0.90%	0.80%	0.76%	0.76%
Portfolio turnover rate	28%		74%	56%	35%	59%	83%

*	During the periods shown, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)	Not annualized.
(b)	Annualized.

See notes to financial statements.

ASSET MANAGEMENT FUND
ULTRA SHORT FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the period indicated.

	Six Months
	Ended		Year Ended October 31,
	April 30, 2011
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value, beginning of period	$5.16		$5.59	$6.86	$9.61	$9.74	$9.74

Income from investment operations:
Net investment income	0.0404		0.2737	0.4179	0.4667	0.5137	0.4462
Net realized and unrealized gains (losses) from investments	(0.0503)		(0.3939)	(1.2717)	(2.7462)	(0.1249)	0.0185

Total from investment operations	(0.0099)		(0.1202)	(0.8538)	(2.2795)	0.3888	0.4647

Less distributions:
Dividends paid to stockholders:
From net investment income	(0.0401)		(0.3098)	(0.4162)	(0.4705)	(0.5188)	(0.4647)

Change in net asset value	(0.05)		(0.43)	(1.27)	(2.75)	(0.13)	—

Net asset value, end of period	$5.11		$5.16	$5.59	$6.86	$9.61	$9.74

Total return	(0.19%	)(a)	(2.25% )	(12.45% )	(24.99% )	4.07%	4.88%
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$8,812		$14,396	$21,115	$39,750	$195,161	$204,662
Ratio of expenses to average net assets	0.72%	(b)	0.63%	0.67%	0.54%	0.48%	0.48%
Ratio of net investment income to average net assets	1.04%	(b)	5.23%	7.07%	5.16%	5.29%	4.57%
Ratio of gross expenses to average net assets*	1.02%	(b)	0.93%	0.97%	0.84%	0.78%	0.78%
Portfolio turnover rate	51%		66%	10%	32%	36%	89%

*	During the periods shown, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)	Not annualized.
(b)	Annualized.

See notes to financial statements.

ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the period indicated.

	Six Months
	Ended		Year Ended October 31,
	April 30, 2011
	(Unaudited)		2010	2009		2008	2007	2006

Net asset value, beginning of period	$9.45		$9.49	$9.28		$10.35	$10.37	$10.37

Income from investment operations:
Net investment income	0.1070		0.2236	0.3548		0.4301	0.5222	0.4370
Net realized and unrealized gains (losses) from investments	(0.1633)		(0.0115)	0.2069		(1.0594)	(0.0232)	0.0209

Total from investment operations	(0.0563)		0.2121	0.5617		(0.6293)	0.4990	0.4579

Less distributions:
Dividends paid to stockholders:
From net investment income	(0.1037)		(0.2521)	(0.3517)		(0.4407)	(0.5190)	(0.4579)

Change in net asset value	(0.16)		(0.04)	0.21		(1.07)	(0.02)	—

Net asset value, end of period	$9.29		$9.45	$9.49		$9.28	$10.35	$10.37

Total return	(0.59%	)(a)	2.28%	6.17%		(6.71% )	4.93%	4.52%
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$24,765		$26,006	$36,630		$60,534	$132,727	$162,250
Ratio of expenses to average net assets	0.66%	(b)	0.63%	0.59%		0.53%	0.48%	0.51%
Ratio of net investment income to average net assets	1.89%	(b)	2.44%	3.92%		4.33%	5.04%	4.22%
Ratio of gross expenses to average net assets	0.66%	(b)	0.63%	0.62%	*	0.53% *	0.48% *	0.51%	*
Portfolio turnover rate	52%		44%	59%		58%	42%	56%

*	During the periods shown, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)	Not annualized.
(b)	Annualized.

See notes to financial statements.

ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the period indicated.

	Six Months
	Ended		Year Ended October 31,
	April 30, 2011
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value, beginning of period	$4.52		$5.00	$6.39	$9.12	$9.29	$9.28

Income from investment operations:
Net investment income	0.0552		0.3162	0.4028	0.4504	0.4810	0.4306
Net realized and unrealized gains (losses) from investments	(0.0878)		(0.4711)	(1.3925)	(2.7388)	(0.1774)	0.0123

Total from investment operations	(0.0326)		(0.1549)	(0.9897)	(2.2884)	0.3036	0.4429

Less distributions:
Dividends paid to stockholders:
From net investment income	(0.0574)		(0.3251)	(0.4003)	(0.4416)	(0.4736)	(0.4329)

Change in net asset value	(0.09)		(0.48)	(1.39)	(2.73)	(0.17)	0.01

Net asset value, end of period	$4.43		$4.52	$5.00	$6.39	$9.12	$9.29

Total return	(0.72%	)(a)	(3.27% )	(15.65% )	(25.94% )	3.31%	4.90%
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$26,099		$29,587	$41,109	$80,239	$230,076	$259,106
Ratio of expenses to average net assets	0.69%	(b)	0.57%	0.70%	0.51%	0.48%	0.48%
Ratio of net investment income to average net assets	2.22%	(b)	6.76%	7.41%	5.42%	5.19%	4.65%
Ratio of gross expenses to average net assets*	0.79%	(b)	0.67%	0.80%	0.61%	0.58%	0.58%
Portfolio turnover rate	73%		115%	32%	18%	39%	56%

*	During the periods shown, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)	Not annualized.
(b)	Annualized.

See notes to financial statements.

ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the period indicated.

	Six Months
	Ended		Year Ended October 31,
	April 30, 2011
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value, beginning of period	$8.88		$8.82	$8.86	$10.13	$10.18	$10.19

Income from investment operations:
Net investment income	0.0940		0.3169	0.4225	0.4898	0.5287	0.5038
Net realized and unrealized gains (losses) on investments	(0.1648)		0.0603	(0.0399)	(1.2772)	(0.0631)	(0.0053)

Total from investment operations	(0.0708)		0.3772	0.3826	(0.7874)	0.4656	0.4985

Less distributions:
Dividends paid to stockholders:
From net investment income	(0.1092)		(0.3172)	(0.4226)	(0.4826)	(0.5156)	(0.5085)

Change in net asset value	(0.18)		0.06	(0.04)	(1.27)	(0.05)	(0.01)

Net asset value, end of period	$8.70		$8.88	$8.82	$8.86	$10.13	$10.18

Total return	(0.79%	)(a)	4.37%	4.41%	(8.11% )	4.69%	5.04%
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$22,556		$23,023	$24,627	$59,835	$131,070	$164,088
Ratio of expenses to average net assets	0.68%	(b)	0.60%	0.68%	0.52%	0.49%	0.48%
Ratio of net investment income to average net assets	2.09%	(b)	3.63%	4.83%	4.96%	5.20%	4.98%
Portfolio turnover rate	74%		104%	36%	28%	39%	105%

(a)	Not annualized.
(b)	Annualized.

See notes to financial statements.

ASSET MANAGEMENT FUND
LARGE CAP EQUITY FUND — CLASS AMF SHARES
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the period indicated.

	Six Months
	Ended					Ten Months		Year Ended
	April 30,		Year Ended October 31,			Ended		December 31,
	2011					October 31,
	(Unaudited)		2010	2009	2008	2007*		2006	2005

Net asset value, beginning of period	$7.95		$7.11	$6.89	$10.47	$10.01		$9.77	$10.56

Income (Loss) from operations:
Net investment income	0.05		0.09	0.09	0.09	0.05		0.01	0.01
Net realized and unrealized gains (losses) from investments	0.85		0.85	0.37	(2.57)	0.46		1.35	(0.29)

Total from investment operations	0.90		0.94	0.46	(2.48)	0.51		1.36	(0.28)

Less Distributions:
Dividends paid to stockholders:
From net investment income	(0.05)		(0.10)	(0.10)	(0.12)	(0.05)		(0.02)	(0.01)
From net realized gains on investments	0.00		0.00	(0.14)	(0.98)	—		(1.10)	(0.50)
Tax return of capital	—		—	—	—	—		— (a)	—

Total distributions	(0.05)		(0.10)	(0.24)	(1.10)	(0.05)		(1.12)	(0.51)

Change in net asset value	0.85		0.84	0.22	(3.58)	0.46		0.24	(0.79)

Net asset value, end of period	$8.80		$7.95	$7.11	$6.89	$10.47		$10.01	$9.77

Total return	11.36%	(b)	13.35%	7.16%	(26.23% )	5.11%	(b)	13.83%	(2.70% )
Ratios/Supplemental data:
Net assets, end of period (000’s)	$80,592		$88,368	$76,669	$39,428	$57,461		$66,161	$83,632
Ratio of expenses to average net assets	1.15%	(c)	1.04%	1.24%	0.97%	1.18%	(c)	1.68%	1.44%
Ratio of net investment income to average net assets	1.20%	(c)	1.23%	1.39%	1.08%	0.60%	(c)	0.09%	0.11%
Ratio of gross expenses to average net assets**	1.25%	(c)	1.15%	1.45%	1.07%	1.27%	(c)	—	—
Portfolio turnover rate	3%		14%	14%	14%	13%		10%	23%

*	In connection with the reorganization of the AMF Large Cap Equity Institutional Fund, Inc. (the Predecessor Fund) into the Large Cap Equity Fund on January 8, 2007, the Net Asset Value (NAV) of the Predecessor Fund changed to $10.00 per share. Shareholders received the number of shares of Large Cap Equity Fund equal in value to the number of shares held in the Predecessor Fund. The amounts presented prior to this date have been restated to reflect the change in NAV during the reorganization.
**	During the periods shown, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)	Distributions per share were less than $0.005.
(b)	Not annualized.
(c)	Annualized.

See notes to financial statements.

ASSET MANAGEMENT FUND
LARGE CAP EQUITY FUND — CLASS H SHARES
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the period indicated.

	Six Months
	Ended		Year	Period
	April 30,		Ended	Ended
	2011		October 31,	October 31,
	(Unaudited)		2010	2009(a)

Net asset value, beginning of period	$7.95		$7.11	$5.52

Income (Loss) from operations:
Net investment income	0.06		0.11	0.07
Net realized and unrealized gains (losses) from investments	0.85		0.85	1.59

Total from investment operations	0.91		0.96	1.66

Less Distributions:
Dividends paid to stockholders:
From net investment income	(0.06)		(0.12)	(0.07)

Change in net asset value	0.85		0.84	1.59

Net asset value, end of period	$8.80		$7.95	$7.11

Total return	11.44%	(b)	13.59%	30.22%	(b)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$3,548		$2,937	$2,584
Ratio of expenses to average net assets	1.00%	(c)	0.85%	0.90%	(c)
Ratio of net investment income to average net assets	1.32%	(c)	1.41%	1.56%	(c)
Ratio of gross expenses to average net assets*	1.00%	(c)	0.90%	1.05%	(c)
Portfolio turnover rate	3%		14%	14%	(d)

*	During the periods shown, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)	For the period February 20, 2009 (commencement of operations) through October 31, 2009.
(b)	Not annualized.
(c)	Annualized.
(d)	The portfolio turnover rate represents the full year period of November 1, 2008 through October 31, 2009.

See notes to financial statements.

ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2011 (Unaudited)
Asset Management Fund (the “Trust”) was reorganized as a Delaware statutory trust on September 30, 1999, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management company. As of April 30, 2011, the Trust is authorized to issue an unlimited number of shares in seven separate series: the Money Market Fund, the Ultra Short Mortgage Fund, the Ultra Short Fund, the Short U.S. Government Fund, the Intermediate Mortgage Fund, the U.S. Government Mortgage Fund and the Large Cap Equity Fund (referred to individually as a “Fund” and collectively as the “Funds”). Each of the Funds, except the Large Cap Equity Fund, offer a single class of shares. The Large Cap Equity Fund is authorized to sell two classes of shares: Class AMF Shares and Class H Shares. Class AMF and Class H Shares of the Large Cap Equity Fund have the same rights and obligations except: (i) Class AMF Shares bear a distribution fee, while Class H Shares do not have any distribution fee, which will cause Class AMF Shares to have a higher expense ratio and to pay lower dividends than those related to Class H Shares; (ii) other expenses, which are determined to properly apply to one class of shares upon approval by the Board of Trustees, will be borne solely by the class to which such expenses are attributable; and (iii) each class will have exclusive voting rights with respect to the matters relating to its own distribution arrangements.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund. The Trust maintains an insurance policy that insures its officers and trustees against certain liabilities.

A. Significant accounting policies are as follows:

SECURITY VALUATION

Money Market Fund:

Fund securities are valued under the amortized cost method as allowed by Rule 2a-7 under the 1940 Act, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant accretion/amortization rate of any discount or premium is recorded until maturity of the security as long as the calculation approximates fair value. Open-end mutual fund investments are valued at their most recently calculated net asset value. The Fund seeks to maintain a net asset value per share (“NAV”) at $1.00.

Ultra Short Mortgage Fund, Ultra Short Fund, Short U.S. Government Fund, Intermediate Mortgage Fund and U.S. Government Mortgage Fund:

The Funds’ debt securities (except short-term debt instruments maturing within 60 days, which are valued at amortized cost) are valued at market quotations or values obtained from independent pricing services approved by the Board of Trustees of the Trust (“Board”). Pricing services may use various techniques to value securities which take into account a variety of factors including yield, quality, coupon rate, maturity date, type of issue, trading characteristics and other data, including broker quotes. If a pricing service is unable to provide valuations for a particular security or securities, or the Adviser has determined that such valuations are unreliable, the Funds will fair value the security or securities pursuant to the Board approved fair valuation methodology of the Adviser.

Within the fair value pricing methodology used by the Adviser, among the more specific factors that are considered in determining the fair value of investments in debt instruments are: (1) information obtained with respect to market transactions in such securities or comparable securities; (2) the price and extent of public trading in similar securities of the issuer or comparable securities; (3) the

ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2011 (Unaudited)

fundamental analytical data relating to the investment; (4) quotations from broker/dealers, yields, maturities, ratings and various relationships between securities; and (5) evaluation of the forces which influence the market in which these securities are purchased and sold. The fair valuation process also takes into consideration factors such as interest rate changes, movements in credit spreads, default rate assumptions, prepayment assumptions, type and quality of collateral, and security seasoning. Imprecision in estimating fair value can impact the amount of unrealized appreciation or depreciation recorded for a particular security, and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

Fair value pricing, including prices obtained from pricing services, is inherently a process of estimates and judgments. When determining the fair value of the Funds’ investments, additional consideration is given to those assets or liabilities that have experienced a decrease in the volume or level of activity or have identified circumstances that indicate that a transaction is not orderly. Fair value prices established by a Fund may fluctuate to a greater degree than securities for which market quotes are readily available and may differ materially from the value that might be realized upon the sale of the security. There can be no assurance that a Fund could purchase or sell a portfolio of investments at the fair value price used to calculate the Fund’s NAV. In addition, changes in the value of portfolio investments priced at fair value may be less frequent and of greater magnitude than changes in the price of securities that trade frequently in the marketplace, resulting in potentially greater NAV volatility.

While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values at the time of pricing, the Trust cannot ensure that fair value prices would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security, particularly in a forced or distressed sale.

Open-end mutual fund investments are valued at their most recently calculated net asset value. Short-term instruments of sufficient credit quality maturing within 60 days of the valuation date will be valued at amortized cost, which approximates market value.

Large Cap Equity Fund:

Securities traded on the NASDAQ National Market System are valued at the official closing price as reported by NASDAQ. Securities traded on national exchanges are valued at the last reported sale price on the exchange where the security is principally traded. In the case of over-the-counter securities, securities are valued at the mean between closing bid and asked prices as of the close of regular trading on the New York Stock Exchange (normally 4:00 PM Eastern time). Open-end mutual fund investments are valued at their most recently calculated net asset value. Short-term instruments of sufficient credit quality maturing within 60 days of the valuation date are valued at amortized cost, which approximates market value. Securities for which (i) quotations are not readily available, or (ii) are determined by the Adviser not to reflect their fair market value are valued at fair value as determined in good faith by the Valuation Committee under the direction of the Board.

The Funds use a three tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2011 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing within 60 days are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
Portfolio	Prices	Observable Inputs	Unobservable Inputs	Total

Money Market Fund
Repurchase Agreements	$—	$17,168,000	$—	$17,168,000
Investment Companies	263	—	—	263

Total Investments				17,168,263
Ultra Short Mortgage Fund
U.S. Government Agency Mortgages	—	437,357,017	—	437,357,017
U.S. Government Agencies	—	16,504,997	—	16,504,997
U.S. Government Obligations	—	7,023,520	—	7,023,520
Repurchase Agreements	—	11,447,000	—	11,447,000
Investment Companies	184	—	—	184

Total Investments				472,332,718
Ultra Short Fund
U.S. Government Agency Mortgages	—	8,074,976	—	8,074,976
Non-Agency Mortgage Related Securities	—	156,758	—	156,758
Investment Companies	538,573	—	—	538,573

Total Investments				8,770,307
Short U.S. Government Fund
U.S. Government Agency Mortgages	—	21,748,007	—	21,748,007
U.S. Government Agencies		490,570	—	490,570
U.S. Government Obligations	—	2,006,720	—	2,006,720
Investment Companies	494,883	—	—	494,883

Total Investments				24,740,180
Intermediate Mortgage Fund
U.S. Government Agency Mortgages	—	22,225,282	—	22,225,282
U.S. Government Agencies	—	2,382,621	—	2,382,621
U.S. Government Obligations	—	1,003,360	—	1,003,360
Investment Companies	480,410	—	—	480,410

Total Investments				26,091,673

ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2011 (Unaudited)

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
Portfolio	Prices	Observable Inputs	Unobservable Inputs	Total

U.S. Government Mortgage Fund
U.S. Government Agency Mortgages	$—	$21,008,273	$—	$21,008,273
U.S. Government Agencies	—	1,146,585	—	1,146,585
Investment Companies	362,420	—	—	362,420

Total Investments				22,517,278
Large Cap Equity Fund
Common Stocks	81,169,290	—	—	81,169,290
Investment Companies	2,955,048	—	—	2,955,048

Total Investments				$84,124,338

As of April 30, 2011, there were no level 3 securities held by the Funds.

The Fund’s policy is to disclose significant transfers between levels based on valuations at the end of the reporting period. There were no significant transfers between Level 1 or 2 as of April 30, 2011, based on levels assigned to securities on October 31, 2010.

LIQUIDITY AND VALUATION OF CERTAIN SECURITIES

While liquidity has improved throughout the year in the non-agency mortgage-backed securities market, securities valuation continues to be impacted by a number of variables which are difficult to forecast. For example, the federal government continues to evaluate novel strategies for modifying loan principal balances for many classes of residential mortgage-backed securities, and these strategies could negatively impact the valuation of certain holdings of the Fund. Further deterioration in the real estate markets, changes in the securitization process, and changes in the mandate of the government sponsored mortgage entities (GNMA, FHLMC, and FNMA) could impact the Fund’s future performance. Weaker than expected economic growth or further increases in unemployment could result in an increase in loan delinquencies and home foreclosures. These factors could result in downgrades in the credit ratings of non-agency mortgage-backed securities. These downgrades, as well as a number of other events, could result in losses for the Fund and these securities may be deemed to be illiquid. Illiquid securities generally are those that cannot be sold or disposed of in an orderly fashion within five business days at approximately the price at which they are valued. This may result in illiquid securities being disposed of at a price different from the recorded value since the market price of illiquid securities generally is more difficult to estimate than that of more liquid securities. This illiquidity of portfolio securities may result in the Funds incurring greater losses on the sale of some portfolio securities than under more stable market conditions. Such losses could adversely impact the Funds’ net asset value. As of April 30, 2011, the Ultra Short Fund held one security position (Regal Trust IV) that was deemed to be illiquid representing 1.30% of net assets of the Fund.

REPURCHASE AGREEMENTS

Obligations of the U.S. Government or other obligations that are not subject to any investment limitation on the part of national banks may be purchased from government securities dealers or the custodian bank, subject to the seller’s agreement to repurchase them at an agreed upon date and price. The value of collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. If the counter-party defaults, and the fair value of the

ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2011 (Unaudited)

collateral declines, realization of the collateral by Funds may be delayed or limited.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED-DELIVERY BASIS

Each Fund, except the Money Market Fund, may purchase securities on a when-issued or delayed-delivery basis. In when-issued transactions, securities are bought or sold during the period between the announcement of an offering and the issuance and payment date of the securities. When securities are purchased on a delayed-delivery basis, the price of the securities is fixed at the time the commitment to purchase is made, but settlement may take place at a future date. By the time of delivery, securities purchased on a when-issued or delayed-delivery basis may be valued at less than the purchase price. At the time when-issued or delayed-delivery securities are purchased, the Fund must set aside funds in a segregated account to pay for the purchase, and until acquisition, the Fund will not earn any income on the securities that it purchased.

DIVIDENDS TO SHAREHOLDERS

Money Market Fund, Ultra Short Mortgage Fund, Ultra Short Fund, Short U.S. Government Fund, Intermediate Mortgage Fund and U.S. Government Mortgage Fund:

Dividends from net investment income are declared daily and paid monthly. Net short-term and long-term capital gains, if any, are declared and paid annually.

Large Cap Equity Fund:

Dividends from net investment income are declared and paid at least quarterly. Net short-term and long-term capital gains, if any, are declared and paid annually.

For all Funds, distributions from net investment income and from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. reclass of dividend distribution and return of capital), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as distributions of capital.

FEDERAL TAXES

No provision is made for Federal income taxes as it is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Uncertain tax positions must be recognized, measured, presented and disclosed in the financial statements. An evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns has occurred to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has reviewed all open tax years, and has made the determination that there are no positions that will have an impact on the financial statements.

MANAGEMENT ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and

ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2011 (Unaudited)

liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

OTHER

Investment transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, investment transactions are reported on the trade date. Interest income is recorded on the accrual basis, amortization and accretion is recognized based on the anticipated effective maturity date, and the cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statement of Operations.

B. Fees and transactions with affiliates were as follows:

Shay Assets Management, Inc. “SAMI” serves the Trust as investment adviser (the “Adviser”). Robert Schweitzer is the current President of SAMI. The Adviser is a wholly-owned subsidiary of Shay Investment Services, Inc. “SISI”. SISI is controlled by Rodger D. Shay, Chairman of the Board and Rodger D. Shay, Jr., a member of the Board and President of Shay Financial Services, Inc. “SFSI”, also a wholly-owned subsidiary of SISI.

As compensation for investment advisory services, the Funds pay an investment advisory fee monthly based upon an annual percentage of the average daily net assets of each Fund as follows:

The investment advisory fee rate for the Money Market Fund is 0.15% of the first $500 million, 0.125% of the next $500 million, and 0.10% of net assets in excess of $1 billion. The Adviser voluntarily waived a portion of its fee so that the Fund paid 0.05% of average daily net assets for the period ended April 30, 2011. The Adviser voluntarily waived or reimbursed expenses of $44,882 during the period ended April 30, 2011.

The investment advisory fee rate for the Ultra Short Mortgage Fund is 0.45% of the first $3 billion, 0.35% of the next $2 billion, and 0.25% of net assets in excess of $5 billion. The Adviser voluntarily waived a portion of its fee so that the Fund paid 0.25% of average daily net assets for the period ended April 30, 2011.

The investment advisory fee rate for the Ultra Short Fund is 0.45% of the average daily net assets. The Adviser voluntarily waived a portion of its fee so that the Fund paid 0.25% of average daily net assets for the period ended April 30, 2011.

The investment advisory fee rate for each of the Short U.S. Government Fund and the U.S. Government Mortgage Fund, computed separately, is 0.25% of the first $500 million, 0.175% of the next $500 million, 0.125% of the next $500 million, and 0.10% of net assets in excess of $1.5 billion.

The investment advisory fee rate for the Intermediate Mortgage Fund is 0.35% of the first $500 million, 0.275% of the next $500 million, 0.20% of the next $500 million, and 0.10% of net assets in excess of $1.5 billion. The Adviser voluntarily waived a portion of its fee so that the Fund paid 0.25% of average daily net assets for the period ended April 30, 2011.

The investment advisory fee rate for the Large Cap Equity Fund is 0.65% of the first $250 million and 0.55% for assets over $250 million.

The Adviser has contractually agreed to reduce its advisory fees charged to the Money Market Fund, the Short U.S. Government Fund, the Intermediate Mortgage Fund and the U.S. Government Mortgage Fund, to the extent that the daily ratio of operating expenses to average daily net assets of each Fund exceeds 0.75% through February 29, 2012.

Amounts of advisory fees contractually or voluntarily waived for the Funds during the fiscal period ended April 30, 2011 are not subject to recoupment.

SFSI serves the Trust as distributor (the “Distributor”). The Distributor is a wholly-owned subsidiary

ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2011 (Unaudited)

of SISI, which is controlled by Rodger D. Shay, Chairman of the Board and Rodger D. Shay, Jr., a member of the Board of and the President of SFSI.

As compensation for distribution services, the Trust pays the Distributor a distribution fee monthly in accordance with the distribution plan adopted by the Trust, pursuant to Rule 12b-1 under the 1940 Act, based upon an annual percentage of the average daily net assets of each Fund as follows:

The distribution fee rate for each of the Money Market Fund Class I Shares and the Short U.S. Government Fund is based upon an annual percentage of the combined average daily net assets of both funds and is as follows: 0.15% of the first $500 million, 0.125% of the next $500 million, 0.10% of the next $1 billion, and 0.075% of combined net assets in excess of $2 billion. The fee is allocated between the two Funds based on their relative average net assets. The Distributor voluntarily waived a portion of its 12b-1 fee for the Class I Shares of the Money Market Fund so that the Fund paid an amount equal to 0.05% of average daily net assets for the period ended April 30, 2011. The Money Market Fund Class I distribution fee waivers amounted to $9,055 for the period ended April 30, 2011.

The distribution fee rate for each of the Ultra Short Mortgage Fund and the Ultra Short Fund, computed separately, is 0.25% of average daily net assets. The Distributor voluntarily waived a portion of its fee so that the Ultra Short Mortgage Fund and the Ultra Short Fund paid an amount equal to 0.15% of average daily net assets for the period ended April 30, 2011.

The distribution fee rate for each of the Intermediate Mortgage Fund and the U.S. Government Mortgage Fund, computed separately, is as follows: 0.15% of the first $500 million, 0.125% of the next $500 million, 0.10% of the next $500 million, and 0.075% of net assets in excess of $1.5 billion.

The distribution fee rate for the Large Cap Equity Fund Class AMF Shares is 0.25% of average daily net assets. The Distributor waived a portion of its fee so that the Large Cap Equity Fund Class AMF Shares paid an amount equal to 0.15% of average daily net assets for the period ended April 30, 2011. The Large Cap Equity Fund Class H Shares does not have a distribution fee.

The Northern Trust Company (“Northern Trust”) and the Trust have entered into a Custody Agreement, Fund Administration and Accounting Services Agreement, and Transfer Agency Service Agreement (collectively the “Services Agreements”). As compensation for its services under the Service Agreements, the Trust has agreed to pay Northern Trust a fee of $680,000 for the aggregate services.

The Trust has entered into a Compliance Services Agreement with Beacon Hill Fund Services, Inc. (“Beacon Hill”). Pursuant to the terms of the Compliance Services Agreement, Beacon Hill makes available an individual to serve as the Trust’s chief compliance officer. The chief compliance officer is responsible for administering the Trust’s compliance policies and procedures and annually reviewing the compliance policies and procedures of the Trust and the Trust’s service providers in accordance with Rule 38a-1 under the 1940 Act. As compensation for the services to each Fund rendered by Beacon Hill under the Compliance Services Agreement, the Trust pays Beacon Hill an annual fee of $115,000, plus reasonable out-of-pocket expenses.

The Trust has entered into a Financial Services Agreement with Beacon Hill. Pursuant to the terms of the Financial Services Agreement, Beacon Hill makes available an individual to serve as the Trust’s chief financial officer. The chief financial officer is responsible for administering the Trust’s accounting policies and procedures. As compensation for the services to each Fund rendered by Beacon Hill under the Financial Services Agreement, the Trust has agreed to pay Beacon Hill an annual fee of $90,000 plus reasonable out-of-pocket expenses.

ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2011 (Unaudited)

The Trust has entered into an agreement with Beacon Hill to provide governance and regulatory oversight services to the Trust. Under the terms of this agreement, Beacon Hill performs and coordinates fund governance and regulatory oversight activities of the Trust, including but not limited to, monitoring activities of its third party service providers, coordinating and filing amendments to the Trust’s registration statement and financial filings, preparing and distributing material for board meetings and maintaining all books and records as required by the federal securities laws. As compensation for its services under the agreement, the Trust pays Beacon Hill a fee at an annual rate of 0.02% of the average daily assets of the Trust for the first $1 billion and 0.015% of the average daily assets for assets in excess of $1 billion, with a minimum annual fee of $150,000 plus reasonable out-of-pocket expenses.

C. Transactions in shares of the Funds for the six months ended April 30, 2011 and year ended October 31, 2010 were as follows:

	Money Market Fund

	Six Months Ended	Year Ended
	April 30, 2011	October 31, 2010

Share transactions Class I:
Sale of shares	33,651,826	111,344,959
Shares issued to stockholders in reinvestment of dividends	6,401	17,242
Shares repurchased	(35,797,107)	(113,398,431)

Net (decrease)	(2,138,880)	(2,036,230)
Shares Outstanding
Beginning of year	19,317,391	21,353,621

End of period	17,178,511	19,317,391

Share transactions Class D:*
Sale of shares	—	547,890
Shares issued to stockholders in reinvestment of dividends	—	89
Shares repurchased	—	(1,549,226)

Net (decrease)	—	(1,001,247)
Shares Outstanding
Beginning of year	—	1,001,247

End of period	—	—

*	Class D Shares of the Money Market Fund were terminated on December 30, 2009.

ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2011 (Unaudited)

	Ultra Short Mortgage Fund		Ultra Short Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	April 30, 2011	October 31, 2010	April 30, 2011	October 31, 2010

Share transactions:
Sale of shares	1,351,504	—	—	—
Shares issued to stockholders in reinvestment of dividends	89,453	239,831	1,289	4,746
Shares repurchased	(28,601,489)	(30,928,375)	(1,068,249)	(988,643)

Net (decrease)	(27,160,532)	(30,688,544)	(1,066,960)	(983,897)
Shares Outstanding
Beginning of year	90,972,292	121,660,836	2,792,485	3,776,382

End of period	63,811,760	90,972,292	1,725,525	2,792,485

	Short U.S. Government Fund		Intermediate Mortgage Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	April 30, 2011	October 31, 2010	April 30, 2011	October 31, 2010

Share transactions:
Sale of shares	3	6,523	2,232	—
Shares issued to stockholders in reinvestment of dividends	2,747	8,159	1,399	12,497
Shares repurchased	(89,499)	(1,120,280)	(651,790)	(1,700,702)

Net (decrease)	(86,749)	(1,105,598)	(648,159)	(1,688,205)
Shares Outstanding
Beginning of year	2,753,515	3,859,113	6,541,883	8,230,088

End of period	2,666,766	2,753,515	5,893,724	6,541,883

ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2011 (Unaudited)

	U.S. Government Mortgage Fund

	Six Months Ended	Year Ended
	April 30, 2011	October 31, 2010

Share transactions:
Sale of shares	1,160	—
Shares issued to stockholders in reinvestment of dividends	1,588	4,963
Shares repurchased	(2,916)	(203,184)

Net (decrease)	(168)	(198,221)
Shares Outstanding
Beginning of year	2,593,826	2,792,047

End of period	2,593,658	2,593,826

	Large Cap Equity Fund

	Six Months Ended	Year Ended
	April 30, 2011	October 31, 2010

Share transactions Class AMF:
Sale of shares	100,272	1,356,290
Shares issued to stockholders in reinvestment of dividends	43,121	104,311
Shares repurchased	(2,096,916)	(1,134,197)

Net increase	(1,953,523)	326,404
Shares Outstanding
Beginning of year	11,109,865	10,783,461

End of period	9,156,342	11,109,865

Share transactions Class H:
Sale of shares	40,898	21,203
Shares issued to stockholders in reinvestment of dividends	2,618	5,690
Shares repurchased	(9,691)	(20,952)

Net increase	33,825	5,941
Shares Outstanding
Beginning of period	369,283	363,342

End of period	403,108	369,283

ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2011 (Unaudited)

D. At April 30, 2011, Net Assets consisted of the following:

		Ultra		Short		U.S.	Large
	Money	Short	Ultra	U.S.	Intermediate	Government	Cap
	Market	Mortgage	Short	Government	Mortgage	Mortgage	Equity
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Capital	$17,346,089	$865,659,766	$40,428,944	$33,761,790	$84,064,739	$34,549,419	$57,938,548
Accumulated net investment income/(loss)	—	(2,324,856)	(28,905)	(58,728)	(43,117)	(47,589)	43,258
Accumulated net realized gain/(loss)	(181,849)	(398,970,523)	(31,683,558)	(9,360,566)	(58,124,277)	(12,538,941)	750,220
Net unrealized appreciation/(depreciation) of investments	—	8,465,504	95,893	422,629	201,731	593,120	25,408,347

Net Assets	$17,164,240	$472,829,891	$8,812,374	$24,765,125	$26,099,076	$22,556,009	$84,140,373

E. At April 30, 2011, liabilities for the Funds included:

		Ultra		Short		U.S.	Large
	Money	Short	Ultra	U.S.	Intermediate	Government	Cap
	Market	Mortgage	Short	Government	Mortgage	Mortgage	Equity
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Income distribution payable	$43	$865,671	$10,594	$36,998	$57,242	$46,439	$—
Investment Advisory fees payable	—	98,607	1,815	5,084	5,345	4,619	44,005
Receivable from Investment Advisory	(1,980)	—	—	—	—	—	—
Administration fees payable	1,681	40,842	724	1,726	1,974	1,570	5,232
Distribution fees payable	609	59,164	1,089	3,051	3,207	2,772	9,728
Capital shares redeemed payable	—	2,514	33	—	12	—	1,750
Securities purchased payable	—	—	—	—	—	—	—
Accrued expenses and other payables	3,700	177,912	394	935	1,069	842	22,564
Prepaid fees	—	—	(2,933)	(4,598)	(418)	(1,887)	—

	$4,053	$1,244,710	$11,716	$43,196	$68,431	$54,355	$83,279

F. For the six months ended April 30, 2011, purchases and sales of securities, other than short-term investments and U.S. Government securities, were as follows:

	Ultra		Short		U.S.	Large
	Short	Ultra	U.S.	Intermediate	Government	Cap
	Mortgage	Short	Government	Mortgage	Mortgage	Equity
	Fund	Fund	Fund	Fund	Fund	Fund

Purchases	$—	$—	$—	$—	$—	$2,956,407
Sales	31,485,736	38,814	—	—	—	16,962,773

ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2011 (Unaudited)

For the six months ended April 30, 2011, purchases and sales of U.S. Government securities, other than short-term investments, were as follows:

	Ultra		Short		U.S.
	Short	Ultra	U.S.	Intermediate	Government
	Mortgage	Short	Government	Mortgage	Mortgage
	Fund	Fund	Fund	Fund	Fund

Purchases	$152,785,975	$5,312,266	$12,380,604	$18,846,724	$15,927,172
Sales	346,090,268	10,854,805	13,241,809	22,039,444	16,229,949

G. FEDERAL INCOME TAX INFORMATION:

The tax characteristics of distributions paid to shareholders during the fiscal years ended October 31, 2010, and 2009 were as follows:

	Distributions paid from	Total Taxable	Total Distributions
2010	Ordinary Income	Distributions	Paid*

Money Market Fund	$19,005	$19,005	$19,005
Ultra Short Mortgage Fund	29,551,205	29,551,205	29,551,205
Ultra Short Fund	1,182,936	1,182,936	1,182,936
Short U.S. Government Fund	904,883	904,883	904,883
Intermediate Mortgage Fund	2,724,267	2,724,267	2,724,267
U.S. Government Mortgage Fund	894,265	894,265	894,265

	Distributions paid from	Total Taxable	Total Distributions
2009	Ordinary Income	Distributions	Paid*

Money Market Fund	$38,242	$38,242	$38,242
Ultra Short Mortgage Fund	40,713,271	40,713,271	40,713,271
Ultra Short Fund	1,887,522	1,887,522	1,887,522
Short U.S. Government Fund	1,842,735	1,842,735	1,842,735
Intermediate Mortgage Fund	4,048,373	4,048,373	4,048,373
U.S. Government Mortgage Fund	2,023,861	2,023,861	2,023,861

*	Total distributions paid differ from the Statement of Changes in Net Assets because dividends are recognized when actually paid for federal income tax purposes.

The tax characteristics of distributions paid to shareholders during the periods ended October 31, 2010 and 2009 for the Large Cap Equity Fund were as follows:

	Distributions paid from	Net Long	Total Taxable	Tax Return of	Total Distributions
2010	Ordinary Income	Term Gains	Distributions	Capital	Paid

Large Cap Equity Fund	$1,162,182	$—	$1,162,182	$—	$1,162,182

	Distributions paid from	Net Long	Total Taxable	Tax Return of	Total Distributions
2009	Ordinary Income	Term Gains	Distributions	Capital	Paid

Large Cap Equity Fund	$929,687	$758,665	$1,688,352	$—	$1,688,352

ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2011 (Unaudited)

At April 30, 2011, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)

AMF Money Market Fund	$17,168,263	$—	$—	$—
AMF Ultra Short Mortgage Fund	463,867,214	8,982,190	(516,686)	8,465,504
AMF Ultra Short Fund	8,674,414	116,943	(21,050)	95,893
AMF Short U.S. Government Fund	24,317,551	460,516	(37,887)	422,629
AMF Intermediate Mortgage Fund	25,889,942	317,696	(115,965)	201,731
AMF U.S. Government Mortgage Fund	21,924,158	631,123	(38,003)	593,120
AMF Large Cap Equity Fund	58,715,991	28,239,062	(2,830,715)	25,408,347

As of October 31, 2010, the components of accumulated earnings / (deficit) on a tax basis were as follows:

		Undistributed					Total
	Undistributed	Long Term			Accumulated	Unrealized	Accumulated
	Ordinary	Capital	Accumulated	Distributions	Capital and	Appreciation/	Earnings
	Income	Gains	Earnings	Payable	Other Losses	(Depreciation)	(Deficit)

Money Market Fund	$174	$—	$174	$(174)	$(181,849)	$—	$(181,849)
Ultra Short Mortgage Fund	1,604,616	—	1,604,616	(1,553,048)	(400,027,127)	14,551,554	(385,424,005)
Ultra Short Fund	25,284	—	25,284	(22,505)	(31,681,156)	180,470	(31,497,907)
Short U.S. Government Fund	37,678	—	37,678	(51,992)	(9,393,166)	845,474	(8,562,006)
Intermediate Mortgage Fund	55,637	—	55,637	(48,406)	(57,789,080)	430,784	(57,351,065)
U.S. Government Mortgage Fund	47,958	—	47,958	(46,115)	(12,435,397)	912,002	(11,521,552)
Large Cap Equity Fund	22,915	—	22,915	—	(3,032,890)	20,108,813	17,098,838

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any net capital loss carryforwards will be determined at end of the current tax year.

ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2011 (Unaudited)

At October 31, 2010, the following Funds had capital loss carry-forwards available to offset future net capital gains through the indicated expiration dates:

Fund	Amount	Expires	Amount	Expires

Money Market Fund	$181,035	2011	$407	2015
Money Market Fund	407	2013
Ultra Short Mortgage Fund	33,378,700	2011	1,808,482	2015
Ultra Short Mortgage Fund	24,633,492	2012	7,491,105	2016
Ultra Short Mortgage Fund	19,172,685	2013	9,348,253	2017
Ultra Short Mortgage Fund	13,969,341	2014	290,225,068	2018
Ultra Short Fund	1,849,300	2011	1,128,003	2015
Ultra Short Fund	1,616,100	2012	3,451,774	2016
Ultra Short Fund	1,507,357	2013	307,672	2017
Ultra Short Fund	1,784,218	2014	20,036,732	2018
Short U.S. Government Fund	137,446	2012	357,577	2015
Short U.S. Government Fund	1,805,629	2013	1,071,031	2016
Short U.S. Government Fund	880,563	2014	5,140,920	2018
Intermediate Mortgage Fund	3,013,622	2011	1,013,863	2015
Intermediate Mortgage Fund	2,261,965	2012	2,299,353	2016
Intermediate Mortgage Fund	1,821,864	2013	5,641,899	2017
Intermediate Mortgage Fund	2,863,116	2014	38,873,400	2018
U.S. Government Mortgage Fund	1,808,782	2011	3,057,928	2014
U.S. Government Mortgage Fund	2,721,813	2012	4,846,874	2018
Large Cap Equity Fund	232,465	2015	2,726,446	2017
Large Cap Equity Fund	73,979	2016

*	A portion of the capital loss carry-forwards may be subject to limitations under Section 382 of the Internal Revenue Code, and is available to the extent allowed by tax law to offset future net capital gain, if any.

To the extent that these carry-forwards are used to offset future capital gains, it is probable that the gains to offset will not be distributed to shareholders. During the fiscal year ended October 31, 2010, Ultra Short Mortgage Fund, Ultra Short Fund, Intermediate Mortgage Fund, and U.S. Government Mortgage Fund had net capital loss carry-forward amounts expire of $2,995,058, $1,342,312, $312,894, and $47,849, respectively.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending October, 31, 2012. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of the fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be contained within the “Federal Tax Information” section of the notes to financial statements beginning in 2012 reporting periods.

Dividends and distributions are determined in accordance with federal income tax regulations and may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for deferral of losses on wash sales. To the extent these differences are permanent, adjustments are made to the appropriate components of net assets in the period that these differences arise.

ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2011 (Unaudited)

H. INVESTMENT ADVISER AND DISTRIBUTOR LEGAL PROCEEDINGS

On or about March 10, 2010, Shay Financial Services, Inc., Rodger D. Shay and Rodger D. Shay, Jr. were named as respondents in a FINRA arbitration proceeding initiated by Cross County Federal Savings Banks, which alleged that the respondents committed fraud and made unsuitable investment recommendations and materials misrepresentations. Claimant is seeking rescissionary damages of approximately $26 million, together with punitive damages, attorney’s fees, costs and interest.

During February and March 2010, Prudential Savings Bank, Stonebridge Bank, First Star Bank, Phoenixville Federal Bank and Trust, First Keystone Bank and First Bucks Corporation initiated legal action in two venues. A lawsuit in the Circuit Court of Cook County Illinois was filed on February 23, 2010 against Shay Assets Management, Inc. This complaint was amended on October 19, 2010. In addition, on or about March 16, 2010, Shay Financial Services, Inc., Rodger D. Shay and Rodger D. Shay, Jr. were named as responders in a FINRA arbitration proceeding. In both matters, claimants allege various claims generally relating to the liquidity and valuation of mortgage-related securities including common law fraud, aiding and abetting common law fraud, breach of fiduciary duty, negligent misrepresentation and negligence. Claimants are seeking damages of approximately $30.7 million, together with punitive damages, attorney’s fees, costs and interest.

On April 11, 2011, Cross County Federal Savings Bank filed a complaint against Shay Assets Management, Inc. in state court in Cook County, Illinois. The complaint is based on state law and alleges fraud, conspiracy to commit fraud, aiding and abetting fraud, breach of fiduciary duty, and negligent misrepresentation. In the complaint, Cross County Federal Savings Bank alleges a total of approximately $7.8 million in losses on its investment in four AMF funds, plus prejudgment interest, attorney’s fees and punitive damages.

There is no assurance that additional legal actions arising out of these circumstances will not be filed against Shay Assets Management, Inc., Shay Financial Services Inc., Rodger D. Shay and/or Rodger D. Shay, Jr.

The Adviser and Distributor are unable to predict the potential range of monetary exposure, if any, but believe that claims asserted in each of the above-referenced actions are without merit and each intends to vigorously defend itself against all actions. However, an unfavorable result could have a material adverse effect on the Adviser and the Distributor.

I. SUBSEQUENT EVENTS

The Funds evaluated subsequent events from April 30, 2011, through the date these financial statements were issued and available. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION
APRIL 30, 2011 (Unaudited)
Disclosure Regarding Annual Review of Asset Management Fund’s Investment Advisory Agreements

The Board of Trustees of Asset Management Fund (the “Trust”) approved the renewal of the investment advisory agreement for each series of the Trust, (each, a “Fund” and collectively, the “Funds”) with the Funds’ investment adviser, Shay Assets Management, Inc. (the “Investment Adviser”), at a meeting on January 24-25, 2011. In considering renewal of the investment advisory agreements (each, an “Investment Advisory Agreement” and collectively, the “Investment Advisory Agreements”), the Board of Trustees (the “Board”) received a recommendation from the Independent Trustees for the renewal of each Investment Advisory Agreement.

In preparation for their review process, the Independent Trustees met with the Trust’s counsel and discussed the type and nature of information to be provided and sent a formal request for information to the Investment Adviser. The Investment Adviser provided information in response to the request. Among other information, the Independent Trustees reviewed materials to assess the services provided by the Investment Adviser, information comparing the performance, investment advisory fees and expense ratios of each Fund to other mutual funds, and information about the profitability of the Investment Advisory Agreements to the Investment Adviser, economies of scale and fall-out benefits to the Investment Adviser and its affiliates as a result of its relationship with the Funds. The Independent Trustees also received a memorandum from Trust counsel advising them of their duties and responsibilities in connection with the review of the Investment Advisory Agreements. In considering renewal of the Investment Advisory Agreements, the Independent Trustees met independently of management and of the interested Trustees to review and discuss materials received from the Investment Adviser and Trust counsel. The Independent Trustees noted that the Board also received regular information throughout the year regarding the performance and operating results of each Fund. Based upon the information reviewed and their accumulated experience as Board members in working with the Investment Adviser and overseeing the Funds, the Independent Trustees determined to recommend renewal of the Investment Advisory Agreements.

Based upon the recommendation from the Independent Trustees as well as its own review, the Board concluded that it was in the best interest of each Fund to continue the Investment Advisory Agreement for each Fund. In reaching this conclusion for each Fund, the Board did not identify any single factor or group of factors as all important or controlling and considered all factors together.

Nature, Quality and Extent of Services.  The Board considered the nature, quality and extent of services provided under the Investment Advisory Agreements. The Board reviewed the experience and skills of senior management and the investment management team. The Board also considered the Investment Adviser’s ability to manage investments that met the special needs of the shareholders of the Funds. The Board considered the impact on the Funds of the financial crisis that began in 2008, the Investment Adviser’s subsequent repositioning of the Funds’ portfolios in response to the financial crisis and the Investment Adviser’s capabilities with respect to the types of securities in which certain of the Funds are invested. The Board also considered the compliance program established by the Investment Adviser and the level of compliance attained by the Investment Adviser. The Board additionally considered the portfolio securities valuation oversight provided by the Investment Adviser.

Investment Performance.  The Board reviewed each Fund’s investment performance for the one-year, three- and five-year periods ended October 31, 2010 and compared this information to the performance of a

ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION (continued)
APRIL 30, 2011 (Unaudited)

peer group of funds in the same Morningstar category based on information and data provided by the Trust’s Administrator. The Board considered whether investment results were consistent with a Fund’s investment objective and policies and noted that the Funds (other than the Ultra Short Fund and the Large Cap Equity Fund) limit their investments and investment techniques in order to qualify for investment without specific statutory limitation by national banks, federal savings associations and federal credit unions under current applicable federal regulations while the peer group of funds for the most part are not subject to such limitations.

With respect to the fixed income Funds, the Board noted the Funds’ underperformance relative to their peer groups for the three- and five-year periods. The Board considered the extraordinary market circumstances that began in 2008 and their disproportionate affect on these Funds. In particular the Board considered that the underperformance of these Funds was the result of the Funds’ holdings in private label mortgage-backed securities whose value and liquidity were more severely impacted by market conditions. The Board considered the efforts undertaken by the Investment Adviser to reposition the Funds’ portfolios to minimize exposure to private label mortgage-backed securities and the effect of such repositioning on the Funds’ performance. For the Ultra Short Mortgage Fund, the Board noted the Fund’s first quartile performance for the one-year period ending October 31, 2010. The Board also took into account the Investment Adviser’s adherence to its investment style, the nature of the securities held by the Funds and the analysis necessary to manage the portfolios in light of challenging market conditions and the Investment Adviser’s knowledge with respect to the types of securities held by the Funds. The Board also considered the increased efforts and resources that were necessary to manage valuation, liquidity and other challenges presented by market conditions in effect during the period, as well the additional efforts and resources necessary to respond to increased shareholder requests.

For the Money Market Fund, the Board reviewed the performance of the Class I Shares, which was compared to the Morningstar U.S. Money Market Funds Taxable category. In reviewing the performance of the Money Market Fund, the Board noted the impact of the size of the fund on performance. With respect to the Large Cap Equity Fund, the Board noted that the Fund had performed consistent with its investment strategy, which results in better relative performance in a down market, with lower relative returns during an upside market. The Board noted the Fund’s first quartile performance for the three-year period and the second quartile performance for the five-year period ending October 31, 2010. The Board also noted the Large Cap Equity Fund’s four-star Morningstar ranking.

On the basis of this evaluation and its ongoing review of investment results, the Board concluded that the Funds were best served by continuing to employ the Investment Adviser to manage the assets of the Funds.

Fees and Expenses.  The Board reviewed each Fund’s contractual investment advisory fees and actual total expense ratios. The Board received information, based upon Morningstar, Inc. data comparing each Fund’s contractual investment advisory fee and actual total expense ratio to the contractual investment advisory fees and actual total expense ratios of funds in a peer group based upon asset size and in the peer universe. The information provided to the Board showed that each Fund’s contractual investment advisory fee, with the exception of the Ultra Short Fund and Ultra Short Mortgage Fund, which were subject to substantial fee waivers, were in the top two quartiles of the Morningstar peer group and peer universe. The Board concluded that the contractual advisory fees for Ultra Short Fund and Ultra Short Mortgage Fund are within a reasonable range of the peer group average and median. The information provided to the Board also

ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION (continued)
APRIL 30, 2011 (Unaudited)

showed that, with the exception of the Ultra Short Fund, each Fund’s actual total expense ratio, taking into account fee waivers, was within the third quartile or better of the Morningstar peer group. The Board received information on fee waivers and/or reimbursements and noted that all of the Funds, other than the Short U.S. Government Fund, U.S. Government Mortgage Fund and the Large Cap Equity Fund, are currently benefiting from fee waivers. The Board noted that historically the Investment Adviser has waived fees consistent with the current waiver levels, and the Investment Adviser indicated its current intention to continue such waivers with respect to the fixed income Funds. On the basis of all information provided, the Board concluded that the investment advisory fees charged by the Investment Adviser for managing each Fund were reasonable and appropriate in light of the nature, quality and extent of services provided by the Investment Adviser.

Profitability.  The Board considered certain financial information related to the costs and profitability of the Investment Adviser’s Investment Advisory Agreements with the Funds. The Board also received the financial statements of the Investment Adviser and its parent company, Shay Investment Services, Inc., for various periods. Based upon the information provided, the Board concluded that the profits realized by the Investment Adviser in connection with the management of the Funds were not unreasonable.

Economies of Scale.  The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale through breakpoints in fees or otherwise. The Board noted that the current fee structure is comprised of breakpoints for each Fund except for the Ultra Short Fund. The Board concluded that, given the size of the Ultra Short Fund, breakpoints were not necessary at this time. The Board also considered whether the investment advisory fee rate for each Fund is reasonable in relation to the size of such Fund. The Board concluded that the investment advisory fee schedule reflects an appropriate level of sharing of any economies of scale.

Other Benefits to the Investment Adviser.  The Board also considered the character and amount of other incidental benefits received by the Investment Adviser and its affiliate, Shay Financial Services, Inc., which acts as the Trust’s Distributor, as a result of the Investment Adviser’s relationship with the Funds. The Board considered payments under the Funds’ Rule 12b-1 Plan to the Distributor and noted that the Distributor reported a net loss on distribution services provided to the Trust during the fiscal year ended October 31, 2010. The Board considered the advantage that the Distributor’s knowledge of its clients’ circumstances offers the Funds, and the increased shareholder services being provided under current market conditions. The Board noted that the Distributor does not execute portfolio transactions on behalf of the Funds. The Board also considered that the Investment Adviser does not use brokerage of the Funds to obtain third party research.

Conclusion.  Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Investment Advisory Agreements continue to be fair and reasonable and that continuance of the Investment Advisory Agreements is in the best interests of each Fund.

ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION (continued)
APRIL 30, 2011 (Unaudited)

A. SECURITY ALLOCATION:

MONEY MARKET FUND

Percentage of
Security Allocation	Net Assets

Repurchase Agreements	100.0%
Investment Companies	0.0%

Total	100.0%

ULTRA SHORT MORTGAGE FUND

Percentage of
Security Allocation	Net Assets

Adjustable Rate Mortgage-Related Securities	57.4%
Fixed Rate Mortgage-Related Securities	35.1%
U.S. Government Agency Securities	3.5%
U.S. Government Obligations	1.5%
Investment Companies	0.0%
Repurchase Agreements	2.4%

Total	99.9%

ULTRA SHORT FUND

Percentage of
Security Allocation	Net Assets

Adjustable Rate Mortgage-Related Securities	93.4%
Investment Companies	6.1%

Total	99.5%

SHORT U.S. GOVERNMENT FUND

Percentage of
Security Allocation	Net Assets

Adjustable Rate Mortgage-Related Securities	54.6%
Fixed Rate Mortgage-Related Securities	33.2%
U.S. Government Agency Securities	2.0%
U.S. Government Obligations	8.1%
Investment Companies	2.0%

Total	99.9%

ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION (continued)
APRIL 30, 2011 (Unaudited)

INTERMEDIATE MORTGAGE FUND

Percentage of
Security Allocation	Net Assets

Adjustable Rate Mortgage-Related Securities	21.5%
Fixed Rate Mortgage-Related Securities	63.7%
U.S. Government Agency Securities	9.1%
U.S. Government Obligations	3.9%
Investment Companies	1.8%

Total	100.0%

U.S. GOVERNMENT MORTGAGE FUND

Percentage of
Security Allocation	Net Assets

Adjustable Rate Mortgage-Related Securities	51.7%
Fixed Rate Mortgage-Related Securities	41.4%
U.S. Government Agency Securities	5.1%
Investment Companies	1.6%

Total	99.8%

LARGE CAP EQUITY FUND

Percentage of
Security Allocation	Net Assets

Common Stocks	96.5%
Investment Companies	3.5%

Total	100.0%

ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION (continued)
APRIL 30, 2011 (Unaudited)

B. EXPENSE COMPARISON:

As a shareholder of the Funds, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2010 through April 30, 2011.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning	Ending	Expense Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period**
		11/1/10	4/30/11	11/1/10 - 4/30/11	11/1/10 - 4/30/11

Money Market Fund		$1,000.00	$1,000.40	$0.35	0.07%
Ultra Short Mortgage Fund		1,000.00	1,000.90	3.32	0.67%
Ultra Short Fund		1,000.00	998.10	3.57	0.72%
Short U.S. Government Fund		1,000.00	994.10	3.25	0.66%
Intermediate Mortgage Fund		1,000.00	992.80	3.40	0.69%
U.S. Government Mortgage Fund		1,000.00	992.10	3.38	0.68%
Large Cap Equity Fund	Class AMF	1,000.00	1,113.60	6.03	1.15%
	Class H	1,000.00	1,114.40	5.22	1.00%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.

ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION (continued)
APRIL 30, 2011 (Unaudited)

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning	Ending	Expense Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period**
		11/1/10	4/30/11	11/1/10 - 4/30/11	11/1/10 - 4/30/11

Money Market Fund		$1,000.00	$1,024.45	$0.35	0.07%
Ultra Short Mortgage Fund		1,000.00	1,021.48	3.35	0.67%
Ultra Short Fund		1,000.00	1,021.22	3.61	0.72%
Short U.S. Government Fund		1,000.00	1,021.53	3.30	0.66%
Intermediate Mortgage Fund		1,000.00	1,021.38	3.45	0.69%
U.S. Government Mortgage Fund		1,000.00	1,021.40	3.43	0.68%
Large Cap Equity Fund	Class AMF	1,000.00	1,019.09	5.76	1.15%
	Class H	1,000.00	1,019.86	4.98	1.00%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.

ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION (concluded)
APRIL 30, 2011 (Unaudited)

C. OTHER INFORMATION:

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-527-3713; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-527-3713; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

A complete schedule of each Fund’s portfolio holdings for the first and third fiscal quarter of each fiscal year is filed with the Securities and Exchange Commission on Form N-Q and is available on the Securities and Exchange Commission’s website at http://www.sec.gov. In addition, the schedules may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request, by calling 800-527-3713.

DISTRIBUTOR
Shay Financial Services, Inc.
230 West Monroe Street, Suite 2810
Chicago, IL 60606

INVESTMENT ADVISER
Shay Assets Management, Inc.
230 West Monroe Street, Suite 2810
Chicago, IL 60606

GOVERNANCE AND REGULATORY SERVICES
Beacon Hill Fund Services, Inc.
4041 N. High St.
Columbus, OH 43214

ADMINISTRATOR, TRANSFER AGENT, AND DIVIDEND AGENT
The Northern Trust Company
50 South LaSalle Street
Chicago, Illinois 60603

LEGAL COUNSEL
Vedder Price, P.C.
222 North LaSalle Street
Chicago, IL 60601

CUSTODIAN
The Northern Trust Company
50 South LaSalle Street
Chicago, Illinois 60603

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606

AMF-SEMI-0411

Item 2. Code of Ethics.
Not applicable in Semi-Annual report filing.
Item 3. Audit Committee Financial Expert.
Not applicable in Semi-Annual report filing.
Item 4. Principal Accountant Fees and Services.
Not applicable in Semi-Annual report filing.
Item 5. Audit Committee of Listed Companies.
Not applicable in Semi-Annual report filing.
Item 6. Schedule of Investments.
(a) The Schedule is included as part of the report to Shareholders, filed under Item 1 of this Form.
(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications required by Item 12(a) of Form N-CSR are filed herewith.

(a)(3)	Not applicable.

(b)	Certification required by Item 12(b) of Form N-CSR is furnished herewith

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Asset Management Fund

By (Signature and Title)

/s/ Trent M. Statczar

Trent M. Statczar
Treasurer and Chief Financial Officer

Date: July 8, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Rodger D. Shay, Jr.

Rodger D. Shay, Jr.
President

Date: July 8, 2011

By (Signature and Title)

/s/ Trent M. Statczar

Trent M. Statczar
Treasurer and Chief Financial Officer

Date: July 8, 2011